August 22, 1997



Report to Fellow Shareholders:

     Nicholas Income Fund had a total return of +5.78% for the six months ended June 30, 1997. Results of the latest one, five, ten and fifteen year periods ended June 30, 1997 are shown below:

                                                                                Average Annual Total Return*
                                                                                ----------------------------
                                                                        1 Year     5 Years     10 Years     15 Years
                                                                        ------     -------     --------     --------
Nicholas Income Fund (Distributions Reinvested).......................  +14.73%    +10.29%     + 9.23%      +11.75%
Consumer Price Index (Inflation)......................................  + 2.30%    + 2.72%     + 3.50%      + 3.41%
Ending value of $10,000 invested in Nicholas
 Income Fund  (Distributions Reinvested)..............................  $11,473    $16,317     $24,176      $52,899

     As one can see from the table above, Nicholas Income Fund has provided a substantial return over inflation for many years. In the fifteen year period ended June 30, 1997, the margin of return over inflation has been 8.34% on an average annual basis (11.75% minus 3.41%). We also take pride in the fact that Nicholas Income Fund has earned Morningstar's five star (*****) rating for its overall risk-adjusted performance as of June 30, 1997 based on a comparison of 1,248 fixed income funds eligible for the overall rating. The Fund's three, five and ten year ratings were also five stars, as of June 30 ,1997 based on a comparison of 1, 248, 677 and 283 fixed income funds, respectively. The top ten percent of funds in their respective categories receive five stars.(*)

     In addition to our constant emphasis on investment performance, I want shareholders to know that our administrative staff is continuing to do its job effectively and in an extremely cost-conscious manner. This effort is an important part of achieving good investment results. The total annual expenses (which include management fees) of running Nicholas Income Fund amounts to about .50% of assets compared to approximately 1.14% for the average taxable bond fund. I'm very pleased and proud of the accomplishments of this segment of our operation.

     At June 30, 1997, total net assets of Nicholas Income Fund were $218 million. Cash and equivalents were 10.44%. The 30-day SEC yield annualized on Nicholas Income Fund was 7.80%.

     Thank you for your interest in the shares of Nicholas Income Fund.

                                          Sincerely,


                                          /S/ Albert O. Nicholas
                                          ----------------------
                                              Albert O. Nicholas
                                              President


(*) Total  returns   are historical and include change in share price and
    reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value, share price, yield and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost. Morningstar proprietary ratings reflect historical risk-adjusted performance. The ratings are subject to change monthly. Morningstar's overall rating is based on the Fund's three, five and ten year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects the Fund's performance below 90-day Treasury bill returns.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
-----------------------------------------------------------------------------



                                              Six Months          Year ended December 31,
                                             Ended 6/30/97   ---------------------------------------
                                             (unaudited)     1996     1995     1994     1993    1992
                                            --------------   ----     ----     ----     ----    ----

NET ASSET VALUE, BEGINNING OF PERIOD           $3.53         $3.42    $3.21    $3.52    $3.38   $3.34

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          .14           .30      .30      .30      .30     .31
  Net gains or (losses) on securities
   (realized and unrealized)                     .06           .11      .21     (.31)     .13     .03
                                               ------        -----    -----    -----    -----   -----

     Total from investment operations            .20           .41      .51     (.01)     .43     .34
                                               ------        -----    -----    -----    -----   -----


  LESS DISTRIBUTIONS***:
  Dividends (from net
   investment income)                           (.07)        (.30)    (.30)    (.30)    (.29)   (.30)
                                               ------        -----    -----    -----    -----   -----


NET ASSET VALUE, END OF PERIOD                 $3.66          $3.53    $3.42    $3.21    $3.52   $3.38
                                               ------        -------  -------  -------  ------- --------
                                               ------        -------  -------  -------  ------- --------


TOTAL RETURN                                    5.78%**      12.37%   16.16%   (0.17)%  12.95%  10.33%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)           $218.4        $185.7   $162.1   $140.9   $158.3  $119.1
Ratio of expenses to average net assets         .50%*          .55%     .58%     .59%     .62%    .69%
Ratio of net investment income
  to average net assets                         8.11%*        8.55%    8.72%    8.75%    8.42%   9.23%
Portfolio turnover rate                         38.4%*        33.2%    29.2%    29.2%    39.1%   56.1%


  *Annualized
 **Not annualized
***The Fund distributed no capital gains for the time periods listed.

                                     See notes to financial statements.

TOP TEN ISSUERS
June 30, 1997 (Unaudited)
----------------------------------------------------------------------------
                                          Percentage of
    Name                                   Net Assets
  -------                                ---------------

Cablevision Systems Corporation.............. 3.91%
Canandaigua Wine Company, Inc................ 3.47
Comcast Corporation.......................... 3.33
Brown Group, Inc............................. 3.29
Century Communications Corporation........... 3.25
Playtex Family Products Corporation.......... 3.24
Beverly Enterprises, Inc..................... 3.22
Adelphia Communications Corporation.......... 3.22
Young Broadcasting Inc....................... 3.19
American Radio Systems Corporation........... 3.11
                                             ------

Total of top ten issuers
 as a percent of total net assets........... 33.23%
                                             ------
                                             ------

SCHEDULE OF INVESTMENTS
June 30, 1997 (unaudited)
-----------------------------------------------------------------------------

                                                                        Quoted
 Shares or                                                              Market
 Principal                                                              Value
   Amount                                                              (Note A)
-------------                                                   -----------------
NON-CONVERTIBLE BONDS - 77.46%
              BROADCASTING AND COMMUNICATIONS - 24.22%
  $5,000,000  Adelphia Communications Corporation
               9.875%, 3/1/05                                       $  4,912,500
   2,000,000  Adelphia Communications Corporation
               11.875%, 9/15/04                                        2,110,000
   6,700,000  American Radio Systems Corporation
               9.00%, 2/1/06                                           6,783,750
   8,000,000  Cablevision Systems Corporation
               9.875%, 5/15/06                                         8,540,000
   7,250,000  Century Communications Corporation
               8.875%, 1/15/07                                         7,086,875
   2,000,000  Comcast Cellular Communications, Inc.
               9.50%, 5/1/07                                           2,005,000
   5,000,000  Comcast Corporation
               9.375%, 5/15/05                                         5,256,250
   4,000,000  Heritage Media Corporation
               8.750%, 2/15/06                                         4,120,000
   5,000,000  Hollinger International, Inc.
               9.25%, 2/1/06                                           5,087,500
   2,000,000  Young Broadcasting Inc.
               10.125%, 2/15/05                                       2,075,000
   5,000,000  Young Broadcasting Inc.
               9.00%, 1/15/06                                         4,900,000
                                                                -----------------
                                                                      52,876,875
                                                                -----------------
              CONSUMER PRODUCTS AND SERVICES - 16.13%
   7,000,000  Brown Group, Inc.
               9.50%, 10/15/06                                         7,175,000
   5,500,000  Coca-Cola Bottling Group S.W., Inc.
               9.00%, 11/15/03                                         5,692,500
   1,000,000  Outboard Marine Corporation
               8.25%, 3/15/98                                          1,004,213
   3,600,000  Outboard Marine Corporation
               8.625%, 3/15/01                                         3,594,751
   2,000,000  Owens-Illinois Inc.
               10.00%, 8/1/02                                          2,100,000
   7,000,000  Playtex Family Products Corporation
               9.00%, 12/15/03                                         7,070,000
   3,335,000  Samsonite Corporation
               11.125%, 7/15/05                                        3,768,550
   5,000,000  Viacom, Inc.
               8.00%, 7/7/06                                           4,825,000
                                                                 -----------------
                                                                      35,230,014
                                                                -----------------
              DIVERSIFIED PRODUCTS AND SERVICES - 12.63%
   3,750,000  Borg-Warner Security Corporation
               9.125%, 5/1/03                                          3,806,250
   2,000,000  Fort Howard Corporation
               10.00%, 3/15/03                                         2,140,000
   2,400,000  IDEX Corporation
               9.75%, 9/15/02                                          2,502,000
   3,300,000  Mark IV Industries, Inc.
               8.75%, 4/1/03                                           3,349,500
   5,000,000  McDermott (J. Ray), S.A.
               9.375%, 7/15/06                                         5,137,500
   4,150,000  Sequa Corporation
               8.75%, 12/15/01                                         4,222,625
   1,000,000  Sequa Corporation
               9.625%, 10/15/99                                        1,022,500
   5,000,000  Unisys Corporation
               11.75%, 10/15/04                                        5,400,000
                                                                -----------------
                                                                      27,580,375
                                                                -----------------
              ENERGY - 5.08%
   4,925,000  Energy Ventures, Inc.
               10.25%, 3/15/04                                         5,294,375
   1,000,000  Maxus Energy Corporation
               10.63%, 8/19/98                                         1,033,789
   2,000,000  Maxus Energy Corporation
               10.75%, 4/02/02                                         2,127,314
   1,000,000  Maxus Energy Corporation
               8.46%, 9/29/03                                          1,038,022
   1,500,000  Maxus Energy Corporation
               9.375%, 11/1/03                                         1,608,750
                                                                -----------------
                                                                      11,102,250
                                                                -----------------
              FINANCE AND INSURANCE - 3.76%
   1,000,000  American Annuity Group, Inc.
               11.125%, 2/1/03                                         1,055,000
   5,565,000  Amresco, Inc.
               10.00%, 3/15/04                                         5,648,475
   1,000,000  Litchfield Financial Corporaton
               10.00%, 11/1/04                                         1,033,750
     475,000  Litchfield Financial Corporation
               8.875%, 11/01/03                                          465,500
                                                                -----------------
                                                                       8,202,725
                                                                -----------------
              FOOD AND BEVERAGES - 6.81%
   3,000,000  ARA Group, Inc.
               8.50%, 06/1/03                                          3,117,591
   7,500,000  Canandaigua Wine Company, Inc.
               8.75%, 12/15/03                                         7,575,000
   3,000,000  Chiquita Brands International, Inc.
               9.125%, 3/1/04                                          3,112,500
   1,000,000  Chiquita Brands International, Inc.
               9.625%, 1/15/04                                         1,061,250
                                                                -----------------
                                                                      14,866,341
                                                                -----------------
              FOOD RETAILER - 2.20%
   4,470,000  Stater Brothers Holdings, Inc.
               11.00%, 3/1/01                                          4,805,250
                                                                -----------------
              HEALTH CARE - 6.63%
   3,860,000  Beverly Enterprises, Inc.
               8.75%, 12/31/03                                          3,937,200
   3,000,000  Beverly Enterprises, Inc.
               9.00%, 2/15/06                                           3,090,000
   3,000,000  Magellan Health Services Inc.
               11.25%, 4/15/04                                          3,345,000
   4,000,000  Quorum Health Group, Inc.
               8.75%, 11/1/05                                           4,110,000
                                                                -----------------
                                                                      14,482,200
                                                                -----------------
                 TOTAL NON-CONVERTIBLE BONDS
                  (cost $164,818,698)                                169,146,030
                                                                -----------------
CONVERTIBLE BOND - 2.94%
   7,531,000  Emeritus Corporation
               6.25%, 1/1/06

                  (cost $6,155,675)                                    6,410,764
                                                                -----------------


STOCKS - 9.16%

       5,000  Homestead Savings Convertible
               Preferred, Series A, $2.95 *                                5,000
      20,000  Excel Realty Trust, Inc. Convertible
               Preferred, Series A, $2.125                               545,000
     100,000  Healthcare Realty Trust Incorporated                     2,787,500
     130,000  Hospitality Properties Trust                             3,981,250
     100,000  Meditrust                                                3,987,500
     130,000  National Health Investors Inc.                           5,102,500
     110,000  Omega Healthcare Investors, Inc.                         3,595,625
                                                                -----------------
                 TOTAL STOCKS
                   (cost $15,611,918)                                 20,004,375
                                                                -----------------

SHORT-TERM INVESTMENTS - 8.45%
              Commercial Paper - 7.43%
   1,000,000  Ford Motor Credit Corporation
               6.10%, due July 1, 1997                                 1,000,000
   1,800,000  Harnischfeger Industries, Inc.
               5.70%, due July 1, 1997                                 1,800,000
   1,600,000  Lockheed Martin Corporation
               5.82%, due July 3, 1997                                 1,599,483
   3,250,000  Houston Industries, Inc.
               5.80%, due July 7, 1997                                 3,246,858
   2,000,000  Houston Industries, Inc.
               5.80%, due July 8, 1997                                 1,997,744
   1,300,000  Tyson Foods, Inc.
               5.83%, due July 9, 1997                                 1,298,316
   2,000,000  Fiserv, Inc.
               5.70%, due July 10, 1997                                1,997,150
   2,045,000  Fiserv, Inc.
               5.75%, due July 11, 1997                                2,041,734
   1,250,000  Manpower, Inc.
               5.70%, due July 14, 1997                                1,247,427
                                                                -----------------
                                                                      16,228,712
                                                                -----------------
              Variable Rate Demand Notes - 1.02%
   1,681,537  Johnson Controls, Inc.
               5.28%, due July 1, 1997                                 1,681,537
     534,598  Wisconsin Electric Power Company
               5.30%, due July 1, 1997                                   534,598
                                                                -----------------
                                                                       2,216,135
                                                                -----------------
                 TOTAL SHORT-TERM INVESTMENTS
                   (cost $18,419,145)                                 18,444,847
                                                                -----------------
                 TOTAL INVESTMENTS                                   214,006,016
                                                                -----------------
              CASH AND RECEIVABLES,
                 NET OF LIABILITIES - 1.99%                            4,355,598
                                                                -----------------
                 TOTAL NET ASSETS
                  (Basis of percentages
                  disclosed above)                                  $218,361,614
                                                                =================
* This security has been classified as non-income producing.


STATEMENT OF ASSETS AND LIABILITIES
 June 30, 1997 (unaudited)

-----------------------------------------------------------------------------

ASSETS:
     Investments in securities at market value (cost $205,005,436) (Note A)                     $214,006,016
     Receivables --
          Interest and dividends                                                                   4,480,761
                                                                                                ------------

               Total assets                                                                      218,486,777
                                                                                                ------------


LIABILITIES:
     Payables --
          Management fee (Note C)                                                                     63,172
          Other payables and accrued expenses                                                         61,991
                                                                                                ------------
               Total liabilities                                                                     125,163
                                                                                                ------------

               Total net assets                                                                 $218,361,614
                                                                                                ------------
                                                                                                ------------




NET ASSETS CONSIST OF:
     Fund shares issued and outstanding                                                         $213,708,941
     Net unrealized appreciation on investments (Note B)                                           8,974,878
     Accumulated net realized losses on investments                                              ( 9,091,726)
     Accumulated undistributed net investment income                                               4,769,521
                                                                                                ------------

                                                                                                $218,361,614
                                                                                                ------------
                                                                                                ------------


NET ASSET VALUE PER SHARE ($.01 par value, 100,000,000 shares authorized),
    offering price and redemption price ($218,361,614 ./. 59,661,168 shares outstanding)               $3.66
                                                                                                ------------
                                                                                                ------------


                       See notes to financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1997 (unaudited)

-----------------------------------------------------------------------------

INCOME: (Note A)
     Interest                                                             $ 7,845,867
     Dividends                                                                661,625
     Other                                                                    125,012
                                                                          -----------

          Total income                                                      8,632,504
                                                                          -----------

EXPENSES:
     Management fee (Note C)                                                  370,523
     Transfer agent fees                                                       58,219
     Registration fees                                                         18,082
     Legal fees                                                                17,627
     Postage and mailing fees                                                   8,384
     Audit and tax consulting fees                                              7,000
     Custodian fees                                                             5,705
     Printing                                                                   5,190
     Directors' fees                                                            4,500
     Pricing service fees                                                       4,366
     Telephone                                                                  2,500
     Other operating expenses                                                     727

                                                                          -----------
          Total expenses                                                      502,823
                                                                          -----------

            Net investment income                                           8,129,681
                                                                          -----------

NET REALIZED GAIN ON INVESTMENTS                                              124,115

NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS                      3,273,322
                                                                          -----------



          Net gain on investments                                           3,397,437
                                                                          -----------

          Net increase in net assets resulting from operations            $11,527,118
                                                                          -----------
                                                                          -----------






                    See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 1997 (unaudited)
and the Year Ended December 31, 1996
-----------------------------------------------------------------------------



                                                                             1997                   1996
                                                                          ----------            ------------
OPERATIONS:
     Net investment income                                             $  8,129,681             $ 14,578,760
     Net realized gain on investments                                       124,115                  458,971
     Net increase in unrealized appreciation on investments               3,273,322                5,006,476
                                                                        -----------             ------------

          Net increase in net assets resulting
           from operations                                               11,527,118              20,044,207
                                                                        -----------             ------------


DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income
      ($0.0710 and $0.2960 per share, respectively)                      (3,969,351)             (14,615,595)
                                                                         -----------            ------------


CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued (10,683,021 and 10,614,891 shares,
       respectively)                                                      38,332,264              36,879,473
     Net asset value of shares issued in distributions from net
       investment income (850,906 and 3,051,652 shares, respectively)      2,986,679              10,528,296
     Cost of shares redeemed (4,523,132 and 8,444,524 shares,
       respectively)                                                     (16,183,015)            (29,248,401)
                                                                         ------------           ------------
          Increase in net assets derived from
            capital share transactions                                    25,135,928              18,159,368
                                                                         -----------            ------------

          Total increase in net assets                                    32,693,695              23,587,980
                                                                         -----------            ------------

NET ASSETS:
     Beginning of period (including undistributed net
       investment income of $609,191 and $646,026)                       185,667,919             162,079,939
                                                                         -----------            ------------

     End of period (including undistributed net
       investment income of $4,769,521 and $609,191)                    $218,361,614            $185,667,919
                                                                         -----------            ------------
                                                                         -----------            ------------




                        See notes to financial statements.

HISTORICAL RECORD (Unaudited)
-----------------------------------------------------------------------------
                                              Net Investment
                                   Net           Income         Growth of An
                               Asset Value    Distributions    Initial $10,000
                                Per Share       Per Share        Investment**
                               -----------    --------------   ---------------

December 31, 1986*...........    $4.01           0.3800            10,000
December 31, 1987............     3.64           0.4660            10,253
December 31, 1988............     3.68           0.3710            11,437
December 31, 1989............     3.44           0.3830            11,887
December 31, 1990............     3.01           0.3970            11,765
December 31, 1991............     3.34           0.3460            14,477
December 31, 1992............     3.38           0.2955            15,972
December 31, 1993............     3.52           0.2890            18,041
December 31, 1994............     3.21           0.3010            18,010
December 31, 1995............     3.42           0.2950            20,920
December 31, 1996............     3.53           0.2960            23,507
June 30, 1997................     3.66           0.0710            24,866

 * Date of initial investment.
** Assuming reinvestment of distributions.

   The Fund distributed no capital gains for the time periods listed.



NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (unaudited)
-----------------------------------------------------------------------------


Note A -- Summary of significant accounting policies:

     The Fund is an open-end diversified investment company. The primary objective of the Fund is high current income consistent with the preservation and conservation of capital values.

      Securities valuation -- Market values of most debt securities are based on valuations provided by a pricing service, which determines valuations for normal, institutional-size trading units of securities using market information, transactions for comparable securities and various other relationships between securities which are generally recognized by institutional traders. Other securities, excluding short-term investments, are generally valued at the last sale price reported by the principal security exchange on which the issue is traded or the NASDAQ national market system. If no sale is reported, the latest bid price is used. U.S. Treasury Bills and commercial paper, if any, are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Variable demand notes are valued at cost which approximates market vale.

      Securities  transactions  and  related  investment income -- Securities transactions are recorded no later than the first business day after the trade date (date the order to buy or sell is executed). Gains or losses on sales of investments are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from the estimates.


Note B -- Income taxes:

     No provision has been made for Federal income taxes or excise taxes because it is the policy of the Fund to distribute all taxable net income and qualify as a "regulated investment company" under the provisions in the Internal Revenue Code applicable to regulated investment companies. The Fund is not subject to State of Wisconsin income taxes. As of June 30, 1997, the Fund has approximately $9,092,000 of net capital losses which may be used to offset capital gains in future years. Capital loss carryovers of approximately $219,000 will expire in 1997, $4,805,000 in 1998, $482,000 in
1999, $2,081,000 in 2000, and $1,505,000 in 2003.

     At June 30, 1997, the net unrealized appreciation based on cost was as follows (the Fund's book and Federal income tax cost of investment assets were substantially identical):

              Aggregate gross unrealized appreciation for all
                investments in which there was an excess of
                value over tax cost.........................       $9,856,871
                                                                   ----------

              Aggregate gross unrealized depreciation for all
                investments in which there was an excess of
                tax cost over value.........................       (  881,993)
                                                                   -----------
                                                                   -----------


                     Net unrealized appreciation............       $8,974,878
                                                                   -----------
                                                                   -----------



Note C -- Expenses:

     The Fund has an investment advisory agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. The management fee of Nicholas Company, Inc. is payable at an annual rate of 1/2 of 1% of the average daily net assets of the Fund up to and including $50,000,000. On average daily net assets over $50,000,000 up to and including $100,000,000, the management fee is reduced to an annual rate of 4/10 of 1% and on average daily net assets over $100,000,000, the fee is further reduced to an annual rate of 3/10 of 1%. Nicholas Company, Inc. has agreed to reduce such management fee by any operating expenses (other than management fee) incurred by the Fund in excess of 1/2 of 1% of average daily net assets.

     At June 30, 1997, liabilities of the Fund included $63,172 payable to the investment adviser.

Note D -- Investment portfolio transactions:

     For the six months ended June  30,  1997,  the cost of purchases and the
proceeds  from  sales  of  investments, other  than   short-term obligations,
aggregated $58,095,903 and $34,873,308 respectively.


Officers and Directors

ALBERT O. NICHOLAS
President and Director

FREDERICK F. HANSEN
Director

JAY H. ROBERTSON
Director

MELVIN L. SCHULTZ
Director

DAVID L. JOHNSON
Executive Vice President

THOMAS J. SAEGER
Executive Vice President and Secretary

JEFFREY T. MAY
Senior Vice President and Treasurer

DAVID O. NICHOLAS
Senior Vice President

CANDACE L. LESAK
Vice President

KATHLEEN A. EVANS
Assistant Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
414-272-6133 or 800-227-5987

Custodian and Transfer Agent
FIRSTAR TRUST COMPANY
414-276-0535 or 800-544-6547

Counsel
MICHAEL, BEST & FRIEDRICH
Milwaukee

Auditors
DELOITTE & TOUCHE LLP
Milwaukee





This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.


NICHOLAS INCOME
FUND, INC.
700 North
Water Street
Milwaukee,
Wisconsin 53202

June 30, 1997